Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	$ 9,144	$ (5,059)	$ 9,675		$ (2,183)
Total realized loss (gain) on derivative financial instruments	(434)	(276)	(157)	$ (204)
Other	8	8	16		16
Loss (gain) on derivative financial instruments	(409)	55	(213)	172	$ 172
Gain (loss) on derivative instruments	(843)	(221)	(370)	(32)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(543)	(661)	19	(881)
Total realized loss (gain) on derivative financial instruments	(288)	452	(366)	872
Gain on derivative financial instruments not accounted for as hedges	(831)	(209)	(347)	(9)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(398)	67	(398)	182
Total realized loss (gain) on derivative financial instruments	0	0	207	13
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(145)	(728)	417	(1,063)
Total realized loss (gain) on derivative financial instruments	(288)	452	(573)	859
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Other	$ (12)	$ (12)	$ (23)	$ (23)